Derivative Instruments Accounted for at Fair Value - Interest Rate Swaps (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Derivative [Line Items]
Hedged notional amount	$ 359,198
October 2013 DB Credit Facility A
Derivative [Line Items]
Hedged notional amount	$ 5,987
Fixed rate	4.05%
July 2015 DB Credit Facility B
Derivative [Line Items]
Hedged notional amount	$ 16,494
Fixed rate	3.99%
July 2015 Santander Credit Facility B
Derivative [Line Items]
Hedged notional amount	$ 16,282
Fixed rate	3.93%
March 2023 Secured Term Loan
Derivative [Line Items]
Hedged notional amount	$ 81,353
Fixed rate	5.75%
August 2024 Secured Term Loan and RCF
Derivative [Line Items]
Hedged notional amount	$ 67,990
Fixed rate	5.46%
May 2025 Senior Secured Term Loan and RCF
Derivative [Line Items]
Hedged notional amount	$ 171,092
Fixed rate	5.31%